Deferred Tax Asset and Deferred Tax Liabilities (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012 Predecessor [Member]
Deferred tax assets:
Reserves and other liabilities		$ 2,137,000	$ 392,000
Tax loss carryforwards			111,007,000
Acquisition costs and intangibles		1,533,000
Other		136,000	2,181,000
Deferred tax assets		3,806,000	113,580,000
Less valuation allowance	0		(43,780,000)
Deferred tax assets, net of valuation allowance		3,806,000	69,800,000
Deferred tax liabilities:
Depreciation, amortization and other		(719,000)	(75,945,000)
Deferred tax liabilities		(719,000)	(75,945,000)
Net deferred tax asset (liability)		3,087,000	(6,145,000)
Net deferred tax asset, current		2,137,000
Net deferred tax asset, non-current		950,000
Net deferred tax liability, non-current			$ 6,145,000